Average Annual Total Returns - Prospectus #3	Eaton Vance Floating-Rate Advantage Fund Morningstar®LSTA® US Leveraged Loan Index One Year	Eaton Vance Floating-Rate Advantage Fund Morningstar®LSTA® US Leveraged Loan Index Five Years	Eaton Vance Floating-Rate Advantage Fund Morningstar®LSTA® US Leveraged Loan Index Ten Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class One Year	Eaton Vance Floating-Rate Advantage Fund Advisers Class Five Years	Eaton Vance Floating-Rate Advantage Fund Advisers Class Ten Years	Eaton Vance Floating-Rate Advantage Fund Class A One Year	Eaton Vance Floating-Rate Advantage Fund Class A Five Years	Eaton Vance Floating-Rate Advantage Fund Class A Ten Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions One Year	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions Five Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Floating-Rate Advantage Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Floating-Rate Advantage Fund Class C One Year	Eaton Vance Floating-Rate Advantage Fund Class C Five Years	Eaton Vance Floating-Rate Advantage Fund Class C Ten Years	Eaton Vance Floating-Rate Advantage Fund Class I One Year	Eaton Vance Floating-Rate Advantage Fund Class I Five Years	Eaton Vance Floating-Rate Advantage Fund Class I Ten Years	Eaton Vance Floating-Rate Advantage Fund Class R6 One Year	Eaton Vance Floating-Rate Advantage Fund Class R6 Five Years	Eaton Vance Floating-Rate Advantage Fund Class R6 Ten Years	Eaton Vance Floating-Rate Advantage Fund Class R6 Inception Date	Eaton Vance Floating-Rate Fund Morningstar®LSTA® US Leveraged Loan Index One Year	Eaton Vance Floating-Rate Fund Morningstar®LSTA® US Leveraged Loan Index Five Years	Eaton Vance Floating-Rate Fund Morningstar®LSTA® US Leveraged Loan Index Ten Years	Eaton Vance Floating-Rate Fund Advisers Class One Year	Eaton Vance Floating-Rate Fund Advisers Class Five Years	Eaton Vance Floating-Rate Fund Advisers Class Ten Years	Eaton Vance Floating-Rate Fund Class A One Year	Eaton Vance Floating-Rate Fund Class A Five Years	Eaton Vance Floating-Rate Fund Class A Ten Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions One Year	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions Five Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Floating-Rate Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Floating-Rate Fund Class C One Year	Eaton Vance Floating-Rate Fund Class C Five Years	Eaton Vance Floating-Rate Fund Class C Ten Years	Eaton Vance Floating-Rate Fund Class I One Year	Eaton Vance Floating-Rate Fund Class I Five Years	Eaton Vance Floating-Rate Fund Class I Ten Years	Eaton Vance Floating-Rate Fund Class R6 One Year	Eaton Vance Floating-Rate Fund Class R6 Five Years	Eaton Vance Floating-Rate Fund Class R6 Ten Years	Eaton Vance Floating-Rate Fund Class R6 Inception Date	Eaton Vance Floating-Rate & High Income Fund Morningstar®LSTA® US Leveraged Loan Index One Year	Eaton Vance Floating-Rate & High Income Fund Morningstar®LSTA® US Leveraged Loan Index Five Years	Eaton Vance Floating-Rate & High Income Fund Morningstar®LSTA® US Leveraged Loan Index Ten Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class One Year	Eaton Vance Floating-Rate & High Income Fund Advisers Class Five Years	Eaton Vance Floating-Rate & High Income Fund Advisers Class Ten Years	Eaton Vance Floating-Rate & High Income Fund Class A One Year	Eaton Vance Floating-Rate & High Income Fund Class A Five Years	Eaton Vance Floating-Rate & High Income Fund Class A Ten Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Floating-Rate & High Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Floating-Rate & High Income Fund Class C One Year	Eaton Vance Floating-Rate & High Income Fund Class C Five Years	Eaton Vance Floating-Rate & High Income Fund Class C Ten Years	Eaton Vance Floating-Rate & High Income Fund Class I One Year	Eaton Vance Floating-Rate & High Income Fund Class I Five Years	Eaton Vance Floating-Rate & High Income Fund Class I Ten Years	Eaton Vance Floating-Rate & High Income Fund Class R6 One Year	Eaton Vance Floating-Rate & High Income Fund Class R6 Five Years	Eaton Vance Floating-Rate & High Income Fund Class R6 Ten Years	Eaton Vance Floating-Rate & High Income Fund Class R6 Inception Date
Total	13.32%	5.79%	4.41%	14.16%	5.11%	4.13%	10.39%	4.40%	3.78%	6.34%	2.03%	1.59%	6.02%	2.32%	1.88%	12.49%	4.57%	3.72%	14.44%	5.37%	4.39%	14.48%	5.42%	4.41%	May 31, 2019	13.32%	5.79%	4.41%	11.80%	4.34%	3.52%	8.24%	3.65%	3.17%	4.61%	1.62%	1.34%	4.78%	1.90%	1.60%	9.97%	3.56%	2.90%	12.21%	4.60%	3.78%	12.27%	4.66%	3.83%	Dec. 01, 2016	13.32%	5.79%	4.41%	11.74%	4.53%	3.65%	8.10%	3.85%	3.32%	4.77%	1.83%	1.44%	4.70%	2.06%	1.68%	10.06%	3.75%	3.04%	12.16%	4.79%	3.92%	12.23%	4.85%	3.97%	Jun. 27, 2016